Pre-payment facility (Details) - USD ($) $ in Millions	Mar. 30, 2017	Dec. 31, 2017
Prepayment Facility [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount of debt		$ 15.0
Annual principal repayment due 2018		4.0
Annual principal repayment due 2019		5.5
Annual principal repayment due 2020		$ 5.5
Promissory Note [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount of debt	$ 15.0
Term loan	4 years
Interest rate	5.00%